COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Jan. 30, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Capital Commitments	$ 0	$ 0
Grant contingencies maximum amount payable	3,557,000,000	3,313,000,000
Contingent consideration	413,000	5,384,000
Accruals and other liabilities	16,932,000	13,597,000
Current provisions	345,000	2,454,000
Disposal-related warranty settlement provision	0	$ 150,000
Initial recognition of new derivative liabilities (conversion options)	1,500,000
Waveform Technologies Inc. [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contingent consideration	0			$ 6,760,000
Accruals and other liabilities	5,000,000
Fair value of contingent consideration				6,800,000
Term loan facility	15,000,000
Epi Capture Limited [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contingent consideration	400,000		$ 400,000
Top of range [Member] | Waveform Technologies Inc. [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contingent consideration	20,000,000			$ 20,000,000
Top of range [Member] | Epi Capture Limited [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contingent consideration	$ 500,000